Note 21 - Loans and Borrowings	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of debt instruments [text block]
21
.         Loans and borrowings

(US dollars in thousands)	2018	2017	2016
Current liabilities
Financing agreement	2,000	-	-
Related party loans	1,670	-	8,001
Bank loan	-	90	-
			-
Non-current liabilities			-
Bank loan	-	933	-
Related party loan	18,092	18,992	-
Total	21,762	20,015	8,001

The financing agreement represents a short-term loan from SolarTide, LLC, an affiliate of DEPCOM Power, which was made in
January 2018,
subject to a loan fee of
$0.3m,
interest at
12%
per annum, and was repaid in
May 2018.

The related party loans in current liabilities are with Arowana International Limited. A
$0.8
million loan was made in
March 2018,
bears interest at
8.5%,
and was repaid in
April 2018.
The remaining
$0.9
million is the current portion of the non-current related party loan described below.

The bank loan was due to ANZ Bank and was repaid in
February 2018
on sale of the related Amaroo solar project. The loan was repayable over an
11.5
-year period at a monthly repayment amount of approximately
$7,500
per month for
138
months.

The non-current related party loan of
$18.1
million loan is the non-current portion of a
$19
million loan from Arowana International Limited, which bears interest at
8.5%
paid monthly in arrears, and is repayable in
twelve
equal monthly instalments of
$75,000
beginning
April 2018,
with the remainder repayable in
24
equal monthly instalments thereafter.